                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-04379

                           Plan Investment Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                               2 Mid America Plaza
                                    Suite 200
                        Oakbrook Terrace, Illinois 60181
               (Address of Principal Executive Offices) (Zip code)

                           David P. Behnke, President
                               2 Mid America Plaza
                                    Suite 200
                        Oakbrook Terrace, Illinois 60181
                     (Name and Address of Agent for Service)

                                    COPY TO:

                              Robert F. Weber, Esq.
                                Seyfarth Shaw LLP
                              55 East Monroe Street
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (630) 472-7700

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments is as follows:

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                               SEPTEMBER 30, 2005


                                                       PERCENTAGE
                                                           OF                    PAR             AMORTIZED
                                                        PORTFOLIO               (000)              COST
                                                       -----------          --------------       --------
-------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                              5.4%
-------------------------------------------------------------------------------------------------------------

Federal Home Loan Bank
  Discount Notes
  3.180% (10/03/05)                                                            $  50,000        $  49,991,167
  (Cost $49,991,167)                                                                            -------------




-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                     94.6%
-------------------------------------------------------------------------------------------------------------

Goldman, Sachs & Co.
  3.750% (10/03/05)
  To be repurchased at $215,067,188
  (Collateralized by $217,832,000
  Federal National Mortgage Association Bonds &
  Federal Home Loan Bank Bonds
  4.150% to 6.375%; due 06/15/2009 to 07/03/2025;
  Market Value is $221,450,809.)                                                 215,000          215,000,000

Greenwich Capital Markets
  3.800% (10/03/05)
  To be repurchased at $215,068,083
  (Collateralized by $219,978,320
  Farmer Mortgage Corporation Medium Term Notes
  U.S. Treasury Inflation Indexed Securities,
  Tennessee Valley Authority Bonds &
  U.S. Treasury Bonds,
  0.000% to 6.790%; due 02/23/2006 to 04/17/2018;
  Market Value is $220,277,935.)                                                 215,000          215,000,000

Morgan Stanley & Co.
  3.850% (10/03/05)
  To be repurchased at $225,795,419
  (Collateralized by $284,903,162
  Federal National Mortgage Association Bonds &
  Federal Home Loan Mortgage Corporate Bonds,
  3.573% to 7.500%; due 03/01/2019 to 10/01/2035;
  Market Value is $232,494,837.)                                                 225,723          225,723,000

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                               SEPTEMBER 30, 2005
                                   (continued)

                                                       PERCENTAGE
                                                           OF                    PAR             AMORTIZED
                                                        PORTFOLIO               (000)              COST
                                                       -----------          --------------       --------
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------

UBS Securities LLC
  3.820% (10/03/05)
  To be repurchased at $222,070,670
  (Collateralized by $247,507,032
  Federal National Mortgage Association Strips,
  Farmer Mortgage Corporation Medium Term Notes &
  Federal National Mortgage Medium Term Notes,
  0.000% to 5.500% due 12/04/2006 to 8/20/2019;
  Market Value is $228,662,092.)                                                 222,000          222,000,000
                                                                                                -------------

TOTAL REPURCHASE AGREEMENTS                                                                     $ 877,723,000
  (Cost $877,723,000)                                                                           -------------



TOTAL INVESTMENTS IN SECURITIES                          100.0%                                 $ 927,714,167
  (Cost $927,714,167*)                                                                          =============


* Aggregate cost for Federal tax purposes.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                               SEPTEMBER 30, 2005


                                                       PERCENTAGE
                                                           OF                    PAR             AMORTIZED
                                                        PORTFOLIO               (000)              COST
                                                       -----------          --------------       --------
-------------------------------------------------------------------------------------------------------------
BANK OBLIGATIONS                                          14.2%
-------------------------------------------------------------------------------------------------------------


DOMESTIC CERTIFICATES OF DEPOSIT                           8.3%
  National City Bank Cleveland
    3.639% (10/07/05)                                                          $  4,000         $    3,999,709
  Wachovia Bank
    3.760% (11/01/05)                                                             1,700             1,700,000
  Washington Mutual Bank
    3.760% (10/27/05)                                                             8,250             8,250,000
                                                                                                -------------
                                                                                                   13,949,709
                                                                                                -------------

YANKEE CERTIFICATES OF DEPOSIT                             5.9%
  Eurohypo AG New York
    3.710% (10/25/05)                                                             5,000             5,000,017
  Skandinaviska Enskilda Banken New
    3.770% (10/24/05)                                                             5,000             5,000,000
                                                                                                -------------
                                                                                                   10,000,017
                                                                                                -------------


  TOTAL BANK OBLIGATONS                                                                            23,949,726
   (Cost  $23,949,726)                                                                          -------------


-------------------------------------------------------------------------------------------------------------
CORPORATE DEBT                                            67.9%
-------------------------------------------------------------------------------------------------------------


COMMERCIAL PAPER                                          16.9%
ASSET BACKED SECURITIES
  Amstel Funding Corp
    3.890% (11/30/05)                                                             4,000             3,974,067
  CRC Funding LLC
    3.760% (11/29/05)                                                             8,000             7,950,702
  Jupiter Securitization Corp
    3.740% (11/22/05)                                                             3,750             3,729,742
  Nova Notes Program
    3.780% (12/01/05)                                                             4,000             3,974,380
  Sedna Finance, Inc.
    3.530% (10/14/05)                                                             5,609             5,601,850
  Solitaire Funding LLC
    3.760% (10/21/05)                                                             2,000             1,995,822
  Thames Asset Global Securitization
    3.750% (10/26/05)                                                             1,350             1,346,484
                                                                                                -------------
                                                                                                   28,573,047
                                                                                                -------------

BANKS                                                      9.1%
  Barclays US Funding Corp.
    3.665% (10/25/05)                                                             5,000             4,987,783
    3.750% (11/01/05)                                                             3,500             3,488,698
  Citigroup Global Markets
    3.640% (10/03/05)                                                               850               850,000
  Citigroup Funding
    3.680% (10/25/05)                                                             6,000             5,985,280
                                                                                                -------------
                                                                                                   15,311,761
                                                                                                -------------

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                               SEPTEMBER 30, 2005
                                   (Continued)

                                                       PERCENTAGE
                                                           OF                    PAR             AMORTIZED
                                                        PORTFOLIO               (000)              COST
                                                       -----------          --------------       --------
-------------------------------------------------------------------------------------------------------------
CORPORATE DEBT (continued)
-------------------------------------------------------------------------------------------------------------
SECURITY BROKER & DEALERS                                  6.5%
  Bear Sterns Companies, Inc.
    3.750% (10/19/05)                                                             4,000             3,992,500
  Greenwich Capital Holdings, Inc.
    3.790% (10/24/05)                                                             7,100             7,100,000
                                                                                                -------------
                                                                                                   11,092,500
                                                                                                -------------

NOTES & BONDS
ASSET BACKED SECURITIES                                    3.3%
  Links Finance LLC
    3.630% (10/05/05)                                                             5,500             5,499,173
                                                                                                -------------

BANKS                                                      7.1%
  Wachovia Bank
    3.460% (10/11/05)                                                             6,000             5,999,709
  Wells Fargo & Co.
    3.750% (10/03/05)                                                             6,000             6,000,000
                                                                                                -------------
                                                                                                   11,999,709
                                                                                                -------------

LIFE INSURANCE                                             6.2%
  Allstate Life Global Funding II
    3.820% (10/27/05)                                                             5,000             5,000,000
  Met Life Global Funding, Inc.
    3.907% (10/28/05)                                                             5,500             5,500,000
                                                                                                -------------
                                                                                                   10,500,000
                                                                                                -------------
SECURITY BROKER & DEALERS                                  0.7%
  Racers Trust 2004-6-MM
   3.818% (10/24/05)                                                              1,290             1,290,000
                                                                                                -------------

SHORT TERM BUSINESS CREDIT INSTITUTIONS                    3.6%
  General Electric Capital Corp.
    3.804% (10/11/05)                                                             6,000             6,005,143
                                                                                                -------------

VARIABLE RATE DEMAND NOTES                                14.5%
  Al-Fe Heat Treating, Inc.
    3.900% (10/06/05)                                                             3,000             3,000,000
  Brosis Finance LLC
   3.840% (10/05/05)                                                              4,700             4,700,000
  Butler County, OH Capital Funding
  Revenue Bonds
    3.860% (10/07/06)                                                               670               670,000
  Chesterfield County, VA Industrial Development
  Authority Revenue Bonds
    3.850% (10/06/05)                                                             4,800             4,800,000
  Fiore Capital LLC
    3.840% (10/06/05)                                                             4,000             4,000,000

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                               SEPTEMBER 30, 2005
                                   (Concluded)

                                                       PERCENTAGE
                                                           OF                    PAR             AMORTIZED
                                                        PORTFOLIO               (000)              COST
                                                      ------------          --------------       --------
-------------------------------------------------------------------------------------------------------------
CORPORATE DEBT (CONTINUED)
-------------------------------------------------------------------------------------------------------------

  MUBEA, Inc. Series 1999
    3.880% (10/06/05)                                                       $     3,300         $   3,300,000
    3.880% (10/07/05)                                                             2,500             2,500,000
  St. Louis, MO Industrial Development
  Authority Revenue Bonds
    4.010% (10/06/05)                                                             1,545             1,545,000
                                                                                                -------------
                                                                                                   24,515,000
                                                                                                -------------
                                                                                                  114,786,333
                                                                                                -------------
TOTAL CORPORATE DEBT
(Cost $114,786,333)
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                     17.9%
-------------------------------------------------------------------------------------------------------------

  Morgan Stanley & Co
    3.850% (10/03/05)
  To be repurchased at $30,268,708
  (Collateralized by $52,859,465
  Federal National Mortgage Association Bonds &
  Federal Home Loan Mortgage Corporation Bonds,
  3.010% to 5.375%; due 07/01/17 to 8/01/35;
  Market Value is $31,167,711.)
                                                                                 30,259            30,259,000
                                                                                                -------------


  TOTAL REPURCHASE AGREEMENTS                                                                      30,259,000
                                                                                                -------------
  (Cost $30,259,000)

  TOTAL INVESTMENTS                                      100.0%                                 $ 168,995,059
  -----------------                                      -----                                  -------------
  (Cost $168,995,059*)


* Aggregate cost for Federal tax purposes.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.


By: /s/ David P. Behnke
    ----------------------------------------
Name:  David P. Behnke
Title: President and Chief Executive Officer
Date:  November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ David P. Behnke
    ----------------------------------------
Name:  David P. Behnke
Title: Principal Executive Officer
Date:  November 23, 2005


By: /s/ Dale E. Palka
    ----------------------------------------
Name:  Dale E. Palka
Title: Principal Financial Officer
Date:  November 23, 2005